INTELLECTUAL PROPERTY (Details Textual) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended		48 Months Ended	109 Months Ended	115 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011	Dec. 31, 2012	Jun. 30, 2013
Payments To Acquire Intangible Assets	$ 0	$ 0	$ 0	$ 0	$ 212	$ 194	$ 194